Liquidity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liquidity (Details) [Line Items]
Net operating loss	$ (27,114,293)
Net operation cash outflow	(14,651,633)	$ (15,931,913)	$ (13,382,633)
Accumulated deficit	(55,537,515)	(30,489,126)
Restricted and unrestricted cash	130,270	$ 130,125
Line of Credit [Member]
Liquidity (Details) [Line Items]
Restricted and unrestricted cash	4,200,000
Undrawn line of credit facility from related parties	15,000,000
Undrawn line of credit facility bank	$ 3,000,000